Non-current and current Borrowings - Summary of Terms and Conditions of Term Loans (Parenthetical) (Detail) - New Senior Secured Term Loan [Member]	Dec. 31, 2021	Mar. 18, 2021
TL B-1 | LIBOR [Member]
Disclosure In Tabular Form Of Senior Secured Term Loan Structure [Line Items]
Basis Spread on Variable Rate		2.50%
TL B-1 | LIBOR Floor [Member]
Disclosure In Tabular Form Of Senior Secured Term Loan Structure [Line Items]
Basis Spread on Variable Rate	0.50%	0.50%
TL B-2 | LIBOR [Member]
Disclosure In Tabular Form Of Senior Secured Term Loan Structure [Line Items]
Basis Spread on Variable Rate		2.75%
TL B-2 | LIBOR Floor [Member]
Disclosure In Tabular Form Of Senior Secured Term Loan Structure [Line Items]
Basis Spread on Variable Rate		0.00%